Summary Of Significant Accounting Policies (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Intangible asset usefll life	1 year
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate on declining balance	0.55